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                                                                CIK: 0000824725

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                               September 8, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

   Re:  Paragon Separate Account A
        File No. 811-05382

Commissioners:

   Semi-annual reports dated June 30, 2009 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the Paragon Separate Account A of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-annual reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK
No. 0000356494, File No. 811-03329, Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511, Variable Insurance Products Fund III, CIK No. 0000927384, File No. 811-07205 and Variable Insurance Products Fund V, CIK No. 0000823535, File No. 811-05361.

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-annual reports for certain portfolios of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

                               Sincerely,

                               /s/ Gina C. Sandonato
                               ---------------------------------------
                               Gina C. Sandonato